Organization and Business Description - Schedule of direct or indirect interests of subsidiaries (Details)	Jun. 30, 2025
m-FINANCE Limited (“m-FINANCE”)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
m-FINANCE Trading Technologies Limited (“mFTT”)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
Omegatraders Systems Limited (“OTX “)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
Master Info Limited ("MIL")
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
CAT Strategy Limited ("CAT")
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%